SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Balance Sheets) (Additional Information) (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Parenthetical Information
Preferred stock - shares authorized (in shares)	10,000,000	10,000,000
Preferred stock - shares issued (in shares)	40,000
Preferred stock - shares outstanding (in shares)	40,000
Common stock - shares authorized (in shares)	800,000,000	800,000,000
Common Stock Shares Issued	169,220,511	177,193,515
Common Stock Shares Outstanding	169,220,511	177,193,515
Parent Company [Member]
Stockholders' Equity Parenthetical Information
Common stock - shares authorized (in shares)	800,000,000
Common Stock Shares Issued	169,220,511	177,193,515
Common Stock Shares Outstanding	169,220,511	177,193,515
Series C Preferred Stock [Member]
Stockholders' Equity Parenthetical Information
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000
Series C Preferred Stock [Member] | Parent Company [Member]
Stockholders' Equity Parenthetical Information
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000
Series D Preferred Stock [Member]
Stockholders' Equity Parenthetical Information
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000
Series D Preferred Stock [Member] | Parent Company [Member]
Stockholders' Equity Parenthetical Information
Preferred stock - shares authorized (in shares)	20,000
Preferred stock - shares issued (in shares)	20,000
Preferred stock - shares outstanding (in shares)	20,000